STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111

                                   May 5, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Standish, Ayer & Wood Investment Trust (the "Trust")
            (File Nos. 33-8214 and 811-4813)
            --------------------------------

Ladies and Gentlemen:

      The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the combined prospectuses and combined statements of additional information relating to shares of beneficial interest of the following series of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 88 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Commission on April 30, 1998: Standish Fixed Income Fund, Standish Diversified Income Fund, Standish Fixed Income Fund II, Standish Controlled Maturity Fund, Standish Short-Term Asset Reserve Fund, Standish Securitized Fund, Standish Global Fixed Income Fund and Standish International Fixed Income Fund.

      If you have any questions or comments concerning this filing, please contact Leonard A. Pierce, Esq., counsel to the Trust, at (617) 526-6440 (collect).

                                    Standish, Ayer & Wood Investment Trust


                                    /s/ Denise B. Kneeland
                                    ----------------------
                                    Denise B. Kneeland